36. Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments Tables
Fair Value of Financial Instruments
	Note	Level	12.31.2017		12.31.2016 - Restated		01.01.2016 - Restated
			Book value	Fair value	Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	1	1,040,075	1,040,075	982,073	982,073	1,480,727	1,480,727
Bonds and securities (b)	6	1	-	-	3,385	3,385	2,565	2,565
Bonds and securities (b)	6	2	7,172	7,172	125,294	125,294	221,889	221,889
			1,047,247	1,047,247	1,110,752	1,110,752	1,705,181	1,705,181
Loans and receivables
Pledges and restricted deposits linked (a)		1	59,372	59,372	1,294	1,294	2,000	2,000
Trade accounts receivable (a)	7	1	2,994,322	2,994,322	2,488,141	2,488,141	3,107,889	3,107,889
CRC Transferred to the State Government of Paraná (d)	8	2	1,516,362	1,620,212	1,522,735	1,610,269	1,383,242	1,343,497
Sectorial financial assets (a)	9	1	343,218	343,218	-	-	1,045,662	1,045,662
Accounts receivable related to the concession (e)	10	1	3,219,437	3,219,437	2,612,418	2,612,418	943,473	943,473
Accounts receivable related to the concession - bonus from the grant (f)	10	2	606,479	694,463	586,706	673,545	-	-
State of Paraná - Government Programs (a)	15.1	1	130,417	130,417	155,141	155,141	187,048	187,048
Mutual - related parties	15.2	1	38,169	38,169	28,968	28,968	-	-
Collaterals and escrow accounts STN (c)	23.1	2	75,665	57,188	73,074	47,166	86,137	51,414
			8,983,441	9,156,798	7,468,477	7,616,942	6,755,451	6,680,983
Available for sale
Bonds and securities (b)	6	1	687	687	1,567	1,567	2,728	2,728
Bonds and securities (b)	6	2	211,804	211,804	201,499	201,499	158,449	158,449
Accounts receivable related to the concession (g)	10	3	684,206	684,206	614,806	614,806	424,140	424,140
Accounts receivable related to the concession compensation (h)	11	3	68,859	68,859	67,401	67,401	219,556	219,556
Other temporary investments (i)	16	1	8,958	8,958	408,297	408,297	17,626	17,626
Other temporary investments (i)	16	2	9,769	9,769	-	-	-	-
			984,283	984,283	1,293,570	1,293,570	822,499	822,499
Total financial assets			11,014,971	11,188,328	9,872,799	10,021,264	9,283,131	9,208,663
Financial liabilities
Other financial liabilities
Sectorial financial liabilities (a)	9	1	283,519	283,519	278,992	278,992	-	-
Ordinary financing of taxes with the federal tax authorities (c)	13.3	2	148,845	142,702	198,527	183,573	193,739	171,119
Special Tax Regularization Program - Pert (c)	13.3	2	533,671	431,036	-	-	-	-
Suppliers (a)	22	1	1,727,046	1,727,046	1,292,350	1,292,350	1,619,049	1,619,049
Loans and financing (c)	23	2	3,759,505	3,569,856	4,046,293	3,677,926	4,077,060	3,539,257
Debentures (j)	24	1	6,070,978	6,070,978	4,790,809	4,790,809	3,683,928	3,683,928
Payable related to concession (k)	28	3	554,954	645,904	565,542	640,839	535,665	651,403
Total financial liabilities			13,078,518	12,871,041	11,172,513	10,864,489	10,109,441	9,664,756
Different levels are defined as follow s:
Level 1: Obtained from quoted prices (not adjusted) in active markets for identical assets and liabilities;
Level 2: obtained through other variables in addition to quoted prices included in Level 1, which are observable for the assets or liabilities;
Level 3: obtained through assessment techniques which include variables for the assets or liabilities, which however are not based on observable market data.

Credit Risk
Exposure to credit risk	12.31.2017	12.31.2016 Restated	01.01.2016 Restated

Cash and cash equivalents (a)	1,040,075	982,073	1,480,727
Bonds and securities (a)	219,663	331,745	385,631
Pledges and restricted deposits linked (a)	135,037	74,368	88,137
Trade accounts receivable (b)	2,994,322	2,488,141	3,107,889
CRC Transferred to the State Government of Paraná (c)	1,516,362	1,522,735	1,383,242
Sectorial financial assets (d)	343,218	-	1,045,662
Accounts receivable related to the concession (e)	3,903,643	3,227,224	1,367,613
Accounts receivable related to the concession - Bonus from the grant (f)	606,479	586,706	-
Accounts receivable related to the concession compensation (g)	68,859	67,401	219,556
State of Paraná - Government Programs (h)	130,417	155,141	187,048
Mutual - related parties	38,169	28,968	-
Other temporary investments (i)	18,727	408,297	17,626
	11,014,971	9,872,799	9,283,131

Liquidity Risk

	Interest (a)	Less than	1 to 3	3 months		Over	Total
		1 month	months	to 1 year	1 to 5 years	5 years	liabilities
12.31.2017
Loans and financing	Note 23	67,457	150,634	775,871	2,429,424	1,340,528	4,763,914
Debentures	Note 24	16,985	22,149	1,923,880	5,160,164	453,807	7,576,985
Payable related to concession	Rate of return +
use of public property	IGP-M and IPCA	5,429	10,859	49,777	293,984	1,455,541	1,815,590
Suppliers	-	1,305,653	174,478	143,558	103,357	-	1,727,046
Ordinary financing of taxes
with the federal tax authorities	Selic	5,535	11,141	51,261	89,860	-	157,797
Pert	Selic	3,693	7,445	34,469	214,111	509,027	768,745
Sectorial financial liabilities	Selic	16,159	32,583	151,095	100,805	-	300,642
		1,420,911	409,289	3,129,911	8,391,705	3,758,903	17,110,719
12.31.2016
Loans and financing	Note 23	90,265	164,214	1,588,764	1,873,952	1,556,703	5,273,898
Debentures	Note 24	8,725	19,929	1,545,694	4,147,064	583,869	6,305,281
Payable related to concession	Rate of return +
use of public property	IGP-M and IPCA	5,494	10,988	50,331	300,343	1,850,518	2,217,674
Suppliers	-	1,106,430	21,619	124,060	40,239	2	1,292,350
Ordinary financing of taxes
with the federal tax authorities	Selic	5,133	10,392	48,578	161,534	-	225,637
Sectorial financial liabilities	Selic	13,071	26,537	125,315	144,590	-	309,513
		1,229,118	253,679	3,482,742	6,667,722	3,991,092	15,624,353
(a) Effective interest rate - weighted average.

Sensitivity Analysis of Foreign Currency Risk

.		Baseline	Projected scenarios - Dec.2018
Foreign exchange risk	Risk	12.31.2017	Probable	Scenario 1	Scenario 2
.
Financial assets
Collaterals and escrow accounts - STN	USD depreciation	75,665	(183)	(19,053)	(37,924)
.		75,665	(183)	(19,053)	(37,924)
Financial liabilities
Loans and financing - STN	USD appreciation	(89,270)	216	(22,048)	(44,311)
Suppliers
Eletrobras (Itaipu)	USD appreciation	(215,761)	522	(53,288)	(107,098)
Acquisition of gas	USD appreciation	(27,001)	65	(6,669)	(13,403)
		(332,032)	803	(82,005)	(164,812)

Sensitivity Analysis of Interest Rate and Monetary Variation Risk
	Risk	Baseline 12.31.2017	Projected scenarios - Dec.2018
Interest rate risk and monetary variation			Probable	Scenario 1	Scenario 2
.
Financial assets
Bonds and securities	Low CDI/SELIC	219,663	14,827	11,115	7,424
Collaterals and escrow accounts	Low CDI/SELIC	59,372	4,008	3,005	2,006
CRC transferred to the State Government of Paraná	Low IGP-DI	1,516,362	68,236	51,177	34,118
Sectorial financial assets	Low Selic	343,218	23,167	17,375	11,584
Accounts receivable related to the concession	Low IPCA	4,510,122	169,981	127,486	84,991
Accounts receivable related to the concession compensation	Undefined (a)	68,859	-	-	-
State of Paraná - Government Programs	No risk	130,417	-	-	-
Mutual - related parties	No risk	38,169	-	-	-
		6,886,182	280,219	210,158	140,123
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(1,165,123)	(78,646)	(98,307)	(117,969)
BNDES	High TJLP	(1,510,327)	(101,947)	(127,434)	(152,921)
Promissory notes	High CDI	(529,919)	(35,770)	(44,712)	(53,654)
Banco do Brasil - Distribution of Funds from BNDES	High TJLP	(118,373)	(7,990)	(9,988)	(11,985)
Caixa Econômica Federal	High TJLP	(498)	(34)	(42)	(50)
Other	No risk	(345,995)	-	-	-
Debentures	High CDI/SELIC	(5,358,247)	(361,682)	(452,102)	(542,523)
Debentures	High IPCA	(545,967)	(21,511)	(26,889)	(32,267)
Debentures	High TJLP	(166,764)	(11,257)	(14,071)	(16,885)
Suppliers - renegotiation of gas	High IGP-M	(73,076)	(3,332)	(4,165)	(4,998)
Sectorial financial liabilities	High Selic	(283,519)	(19,138)	(23,922)	(28,706)
Ordinary financing of taxes with the federal tax authorities	High Selic	(148,845)	(10,079)	(12,599)	(15,118)
Pert	High Selic	(533,671)	(35,991)	(44,989)	(53,986)
Payable related to concession	High IGP-M	(507,560)	(23,145)	(28,931)	(34,717)
Payable related to concession	High IPCA	(47,394)	(1,867)	(2,334)	(2,801)
.		(11,335,278)	(712,389)	(890,485)	(1,068,580)
(a) Risk assessment still requires ruling by the Granting Authority.

Deadline for Manifestation
Plant	Deadline for manifestation
HPP Gov. Bento Munhoz da Rocha Neto (Foz do Areia)	09.17.2018
HPP Apucaraninha	10.12.2020
HPP Chaminé	08.16.2021
HPP Guaricana	08.16.2021

Targets Set

		Quality (Limit Established) (a)		Quality (Performed)
Year	Economic and Financial Management	DECi (b)	FECi (b)	DECi (c)	FECi (c)
2016		13.61	9.24	10.80	7.14
2017	EBITDA ≥ 0	12.54	8.74	10.41	6.79
2018	EBITDA (-) QRR ≥ 0 (d)	11.23	8.24	-	-
2019	{Net Debt / [EBITDA (-) QRR]} ≤ 1 / (0.8 * SELIC) (d) (e)	10.12	7.74	-	-
2020	{Net Debt / [EBITDA (-) QRR]} ≤ 1 / (1.11 * SELIC) (d) (e)	9.83	7.24	-	-
(a) According to Aneel’s Technical Note No. 0335/2015.
(b) DECi - Equivalent Time of Interruption Caused by Internal Source per Consumer Unit; and FECi - Equivalent Frequency of Interruption Caused by Internal Source per Consumer Unit.
(c) The DECi and FECi indicators are calculated by ANEEL and the performed data were not officially released for the year 2017
(d) QRR: Regulatory Reintegration Quota or Regulatory Depreciation Expense. This is the value defined in the most recent Periodical Tariff Review (RTP), plus the General Market Price Index (IGP-M) between the month preceding the RTP and the month preceding the twelve-month period of the economic and financial sustainability measurement.
(e) Selic: limited to 12.87% p.y.

Capital Monitored by Index
	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

Loans and financing	3,759,505	4,046,293	4,077,060
Debentures	6,070,978	4,790,809	3,683,928
Ordinary financing of taxes with the federal tax authorities	-	-	193,739
Endorsement and securities	-	1,373,064	1,282,290
(-) Cash and cash equivalents	(1,040,075)	(982,073)	(1,480,727)
(-) Bonds and securities (current)	(1,341)	(136,649)	(294,514)
Collaterals and escrow accounts	-	-	2,000
(-) Bonds and securities - held for sale and held for trading (noncurrent)	(112,604)	(188,461)	(43,138)
(-) Collaterals and escrow accounts STN	(75,665)	(73,074)	(86,137)
Adjusted net debt	8,600,798	8,829,909	7,334,501
Net income	1,118,255	874,472	1,161,565
Equity in earnings of investees	(101,739)	-	(87,590)
Deferred IRPJ and CSLL	(105,257)	(69,632)	(165,794)
Provision for IRPJ and CSLL	379,943	589,322	698,023
Financial expenses (income), net	748,440	594,656	427,702
Depreciation and amortization	731,599	708,296	676,472
Adjusted ebitda	2,771,241	2,697,114	2,710,378
Adjusted net debt / Adjusted ebitda	3.10	3.27	2.71

Equity Indebtedness
Indebtedness	12.31.2017	12.31.2016 Restated	01.01.2016 Restated
Loans and financing	3,759,505	4,046,293	4,077,060
Debentures	6,070,978	4,790,809	3,683,928
(-) Cash and cash equivalents	1,040,075	982,073	1,480,727
(-) Bonds and securities (current)	1,341	136,649	294,514
Net debt	8,789,067	7,718,380	5,985,747
Equity	15,510,503	14,978,142	14,480,492
Equity indebtedness	0.57	0.52	0.41